Borrowing And Financing - Additional Information (Detail) R$ in Millions	Dec. 31, 2019 BRL (R$)
Financial guarantee contracts | Long-term borrowings | Telemar oi Movel
Statement [Line Items]
Financial liability, guarantee obligations	R$ 2,937